Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs (Detail) - Regulatory Assets [Member] - CAD
CAD in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Prior service cost	CAD 0	CAD 0
Actuarial loss	79	96
Net periodic benefit costs to be amortized from regulatory assets	79	96
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Prior service cost	0	0
Actuarial loss	6	8
Net periodic benefit costs to be amortized from regulatory assets	CAD 6	CAD 8